Volkswagen Auto Loan Enhanced Trust 2014-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-2015	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				12/17/2015
2	Payment Date				12/21/2015
3	Collection Period			11/1/2015	11/28/2015	28
4	Monthly Interest Period - Actual/360			11/20/2015	12/20/2015	31
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	—	—	—	—
7	Class A-2 Notes	418,000,000.00	58,326,366.86	24,843,525.85	33,482,841.01	0.0801025
8	Class A-3 Notes	418,000,000.00	418,000,000.00	—	418,000,000.00	1.0000000
9	Class A-4 Notes	126,000,000.00	126,000,000.00	—	126,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$602,326,366.86	$24,843,525.85	$577,482,841.01

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$640,986,514.12	$24,843,525.85	$616,142,988.27

13	YSOC	45,906,697.74	20,019,525.80		19,006,780.20

14	Net Pool Balance	$1,334,566,845.00	$661,006,039.92	$24,843,525.85	$635,149,768.47

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.19000%	—	—	—	—
16	Class A-2 Notes	0.42000%	20,414.23	0.0488379	24,863,940.08	59.4831102
17	Class A-3 Notes	0.91000%	316,983.33	0.7583333	316,983.33	0.7583333
18	Class A-4 Notes	1.45000%	152,250.00	1.2083333	152,250.00	1.2083333

	Total Securities		489,647.56		25,333,173.41

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					15,718,336.13
20	Scheduled Interest Payments Received					1,204,951.55
21	Prepayments of Principal Received					911,250.15
22	Liquidation Proceeds					8,785,054.09
23	Recoveries Received					131,408.00
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					26,750,999.92

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					668.47

28	Total Available Funds, prior to Servicer Advances					26,751,668.39

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					26,751,668.39

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					26,751,668.39

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					550,838.37
35	Class A Noteholder Interest (Item 50)					489,647.56
36	Principal Distribution Amount (Item 75)					24,843,525.85
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					867,656.61

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	550,838.37	—	550,838.37

	Pro rata:

42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	20,414.23	—	20,414.23
44	Class A-3 Interest	316,983.33	—	316,983.33
45	Class A-4 Interest	152,250.00	—	152,250.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	489,647.56	—	489,647.56

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			640,986,514.12
52	Beginning Net Pool Balance		661,006,039.92
53	Receipts of Scheduled Principal		(15,718,336.13)
54	Receipts of Prepaid Principal		(911,250.15)
55	Liquidation Proceeds		(8,785,054.09)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(441,631.08)

59	Ending Net Pool Balance		635,149,768.47
60	Yield Supplement Overcollateralization Amount		19,006,780.20

61	Adjusted Pool Balance		616,142,988.27
62	Less: Adjusted Pool Balance - End of Collection Period			616,142,988.27

63	Calculated Principal Distribution Amount			24,843,525.85

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			26,751,668.39
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			550,838.37
67	Less: Interest Paid to Noteholders (Item 35)			489,647.56
68	Less: Calculated Principal Distribution (Item 63)			24,843,525.85

69	Equals: Remaining Available Funds before Servicer Advance			867,656.61
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			867,656.61
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			24,843,525.85

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)			6,443,300.74
81	Initial Reserve Account Balance			1,288,660.15
82	Beginning Reserve Account Balance			6,443,300.74
83	Plus: Net Investment Income for the Collection Period			668.47

84	Subtotal: Reserve Fund Available for Distribution			6,443,969.21
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,969.21
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			668.47

89	Equals: Ending Reserve Account Balance			6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,334,566,845	635,149,768
92	Number of Current Contracts		54,727	40,939
93	Weighted Average Loan Rate		2.44%	2.38%
94	Average Remaining Term		58.0	38.5
95	Average Original Term		64.19	65.1
96	Monthly Prepayment Rate			1.12%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		17	444,127.44
98	Liquidation Proceeds on Related Vehicles			2,496.36
99	Recoveries Received on Receivables Previously Charged Off			131,408.00

100	Net Principal Losses for Current Collection Period		17	310,223.08

101	Beginning Net Principal Losses		291	5,195,350.32
102	Net Principal Losses for Current Collection Period		17	310,223.08

103	Cumulative Net Principal Losses		308	5,505,573.40

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)			0.41%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.15%	40,657	629,772,772.89
106	31 - 60 Days Delinquent	0.67%	226	4,284,371.63
107	61 - 90 Days Delinquent	0.17%	56	1,092,623.95

108	Total	100.00%	40,939	635,149,768.47

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month